                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2003

Check here if Amendment / /                      Amendment No.:  _______
      This Amendment (Check only one):           / / is a restatement.
                                                 / / adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Margaret St. Clair
Address:        c/o Amelia Peabody Foundation
                One Hollis Street
                Wellesley, MA 02482

Form 13F File Number:       028-05991

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Margaret St. Clair
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair Wellesley, Massachusetts    April 30, 2003

Report Type (Check only one):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No. Name

28-05989          Amelia Peabody Foundation

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     $367 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     13F File No.  Name

1.   28-05993      Philip B. Waring

                         MARGARET N. ST.CLAIR 13F TABLE

COLUMN 1                       COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
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NAME OF ISSUER              TITLE OF CLASS     CUSIP      VALUE    SHRS OR  SH/ PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
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                                                        (X $1000)  PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE   SHARED   OTHER
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AT&T Cap Corp. SR
Public Income NT Pines 8
1/8 12/15/28                Preferred Stock  00206J308  $      52   2,000             Shared-Other     1      2,000
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Chase Capital IV Cap Secs
Ser D 7.34%                 Preferred Stock  16147N208  $      50   2,000             Shared-Other     1      2,000
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Citigroup Cap VII Cap
Secs 7.125% Trups
Callable                    Preferred Stock  17306N203  $      53   2,000             Shared-Other     1      2,000
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SBC Communications Inc
Public Income NT Pines
7% Callable                 Preferred Stock  78387G301  $      53   2,000             Shared-Other     1      2,000
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Tennessee Valley Auth
Putable Automatic rate
Reset Sec Parrs 1998 6.75%
to 6/03 Reset Annually
6/01/28 MTY                 Preferred Stock  880591300  $      79   3,000             Shared-Other     1      3,000
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Tennessee Valley Auth
Putable Automatic rate
Reset Sec Parrs 1999 6.5%   Preferred Stock  880591409  $      80   3,000             Shared-Other     1      3,000
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TOTAL                                                   $     367
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